Cash flow information (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net income / (loss)	$ (37,591,000,000)	$ 35,651,000,000	$ (57,634,000,000)
Profit for the period from discontinued operations	8,923,000,000	4,947,000,000	2,380,000,000
Adjustments for:
Income tax	21,673,000,000	10,065,000,000	(6,760,000,000)
Amortization and depreciation	642,000,000	716,000,000	560,000,000
Net gain / (loss) from fair value adjustment of investment properties	7,770,000,000	(50,664,000,000)	58,231,000,000
Share-based compensation	0	0	94,000,000
Impairment of goodwill	0	0	277,000,000
Impairment of properties for sale	0	0	69,000,000
Gain from disposal of subsidiary and associates	(37,000,000)	0	225,000,000
Financial results, net	(6,609,000,000)	19,737,000,000	2,888,000,000
Provisions and allowances	281,000,000	1,251,000,000	1,369,000,000
Share of (profit) /loss of associates and joint ventures	4,380,000,000	(10,847,000,000)	10,587,000,000
Changes in operating assets and liabilities:
Decrease in inventories	26,000,000	6,000,000	34,000,000
Decrease in trading properties	(28,000,000)	(592,000,000)	(1,308,000,000)
Increase in restricted assets	0	(1,750,000,000)	0
Decrease / (Increase) in trade and other receivables	1,514,000,000	2,854,000,000	(69,000,000)
Decrease in trade and other payables	(2,543,000,000)	(458,000,000)	(1,820,000,000)
Increase / (decrease) in salaries and social security liabilities	53,000,000	(290,000,000)	(195,000,000)
Decrease in provisions	(108,000,000)	(798,000,000)	(118,000,000)
Net cash (used in) / generated by continuing operating activities before income tax paid	(1,654,000,000)	9,828,000,000	8,810,000,000
Net cash generated by discontinued operating activities before income tax paid	3,401,000,000	37,880,000,000	33,916,000,000
Net cash generated by operating activities before income tax paid	$ 1,747,000,000	$ 47,708,000,000	$ 42,726,000,000